Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Member]
Property and Equipment, Net [Line Items]
Depreciation expense	$ 8,052	$ 8,575